Summary Of Significant Accounting Policies (Schedule of Derivatives, Accounting Method and Presentation) (Details)	12 Months Ended
Dec. 31, 2011
Non-Trading Derivative Activity [Member]
Classification of Contract	Non-Trading Derivative Activity
Accounting Method	Mark-to-market method (a)	[1]
Presentation of Gains & Losses or Revenue & Expense	Net basis in gains and losses from commodity derivative activity
Cash Flow Hedge [Member]
Classification of Contract	Cash Flow Hedge
Accounting Method	Hedge method (b)	[2]
Presentation of Gains & Losses or Revenue & Expense	Gross basis in the same consolidated statements of operations category as the related hedged item
Fair Value Hedge [Member]
Classification of Contract	Fair Value Hedge
Accounting Method	Hedge method (b)	[2]
Presentation of Gains & Losses or Revenue & Expense	Gross basis in the same consolidated statements of operations category as the related hedged item
Normal Purchases Or Normal Sales [Member]
Classification of Contract	Normal Purchases or Normal Sales
Accounting Method	Accrual method (c)	[3]
Presentation of Gains & Losses or Revenue & Expense	Gross basis upon settlement in the corresponding consolidated statements of operations category based on purchase or sale

[1]	Mark-to-market method — An accounting method whereby the change in the fair value of the asset or liability is recognized in the consolidated statements of operations in gains and losses from commodity derivative activity during the current period.
[2]	Hedge method — An accounting method whereby the change in the fair value of the asset or liability is recorded in the consolidated balance sheets as unrealized gains or unrealized losses on derivative instruments. For cash flow hedges, there is no recognition in the consolidated statements of operations for the effective portion until the service is provided or the associated delivery period impacts earnings. For fair value hedges, the change in the fair value of the asset or liability, as well as the offsetting changes in value of the hedged item, are recognized in the consolidated statements of operations in the same category as the related hedged item.
[3]	Accrual method — An accounting method whereby there is no recognition in the consolidated balance sheets or consolidated statements of operations for changes in fair value of a contract until the service is provided or the associated delivery period impacts earnings.